Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2015 USD ($) Segment	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)
Schedule Of Significant Accounting Policies [Line Items]
Percentage of equity interest attributable to the Company	20.00%
Number of business segments | Segment	2
Warranty costs accrued	$ 871,000	$ 869,734	$ 403,627	$ 729,528
Minimum percentage of after tax profit set aside for general reserve	10.00%
Percentage of cumulative general reserve that of registered capital	50.00%
Percentage of statutory surplus reserve that of registered capital	50.00%
After tax income transferred to statutory reserve		101,868
After tax income transferred from statutory reserve	$ 11,946
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Minimum percentage of after tax profit set aside for statutory surplus reserve	10.00%
Continuing Operations [Member]
Schedule Of Significant Accounting Policies [Line Items]
Advertising expenses	$ 214,973	151,027	223,682
Design and development costs	1,097,150	498,068	366,001
Shipping and handling costs	177,792	202,112	167,411
Inbound freight costs	37,591	31,986	21,434
Discontinued Operations [Member]
Schedule Of Significant Accounting Policies [Line Items]
Advertising expenses	0	5,074	7,489
Design and development costs	0	331,424	454,648
Shipping and handling costs	0	54,729	160,384
Inbound freight costs	$ 0	$ 0	$ 0